Share capital and other equity (Tables)	12 Months Ended
Dec. 31, 2024
Share capital and other equity
Schedule of allotted, called up and fully paid shares

			Number of shares
	2024	2023	2024	2023
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1.0769 (1)	8,972	9,683	8,331,145	8,991,737
Cumulative preference shares of £1	0.5	0.5	483.0	483.0

(1)	The nominal value of ordinary shares without rounding is £1.076923076923077 per share.

Schedule of movement in allotted, called up and fully paid ordinary shares

		Number of
Movement in allotted, called up and fully paid ordinary shares	£m	shares 000s
At 31 December 2022	10,539	9,786,024
Share cancellation	(856)	(794,287)
At 31 December 2023	9,683	8,991,737
Share cancellation	(711)	(660,592)
At 31 December 2024	8,972	8,331,145

Schedule of other equity instruments

	2024	2023	2022
	£m	£m	£m
Additional Tier 1 notes
$1.15 billion 8.000% notes callable August 2025 (1)	736	735	735
$1.50 billion 6.000% notes callable December 2025 - June 2026 (2)	1,220	1,220	1,220
£1.00 billion 5.125% notes callable May - November 2027 (3)	998	998	998
£0.40 billion 4.5% notes callable March 2028 (4)	399	399	399
$0.75 billion 4.6% notes callable June 2031 (5)	539	538	538
$1.00 billion 8.125% notes callable November 2033 (6)	798	—	—
$0.75 billion 7.3% notes callable November 2034 (7)	590	—	—
	5,280	3,890	3,890

(1)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.314 per share.
(2)	Issued in June 2020. In the event of conversion, converted into ordinary shares at a price of $2.191 (translated at applicable exchange rate) per share.
(3)	Issued in November 2020. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(4)	Issued in March 2021. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(5)	Issued in June 2021. In the event of conversion, converted into ordinary shares at a price of $2.462 (translated at applicable exchange rate) per share.
(6)	Issued in May 2024. In the event of conversion, converted into ordinary shares at a price of $2.205 (translated at applicable exchange rate) per share.
(7)	Issued in November 2024. In the event of conversion, converted into ordinary shares at a price of $2.226 (translated at applicable exchange rate) per share.